LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE
All loss per share amounts for the periods presented have been retroactively adjusted to reflect the 1-for-20 share consolidation effected on October 6, 2025.

	Unit: in U.S. Dollars Per Share
	For the Year Ended December 31
	2025	2024	2023
Basic and diluted loss per share	$(5.42)	$(9.27)	$(6.48)
a.Net loss

	For the Year Ended December 31
	2025	2024	2023
Net loss	$(79,969)	$(122,754)	$(76,038)
b.Number of shares

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2025	2024	2023
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	14,755	13,249	11,740
Weighted average number of ordinary shares used in calculating basic loss per share included ordinary share and potentially preferred shares converted to ordinary shares mandatorily. The share-based payments mentioned in Note 21 and earnout shares, sponsor earn-in shares and warrants mentioned in Note 12 belong to potential ordinary shares, which were anti-dilutive for the years ended December 31, 2025, 2024 and 2023 and hence excluded from calculating diluted loss per share.